CONVERTIBLE DEBENTURES (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands			6 Months Ended				9 Months Ended			12 Months Ended
	Jul. 30, 2020 USD ($) shares	Jul. 30, 2020 CAD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Sep. 30, 2022 USD ($)		Sep. 30, 2022 CAD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2021 CAD ($)	Jul. 30, 2022 $ / shares	Jul. 30, 2020 CAD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Interest payments							$ 694	[1]	$ 888	$ 1,433	[1]	$ 1,791
Interest expense							2,868		3,678	3,427		4,294
Secured Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of bonds, notes and debentures | $		$ 17,910
Borrowing term	36 months	36 months
Conversion price														$ 5.30
Interest rate	5.75%													5.75%
Effective annual rate	10.00%													10.00%
Warrants issued to purchase common stock | shares	1,006,542													1,006,542
Exercise price per share														$ 5.75
Proceeds from issuance of debentures	$ 12,800	$ 17,100
Transaction costs	572	$ 768
Debt fair value	6,298													$ 8,459
Residual portion	4,751													6,382
Deferred tax recovery	$ 1,713													$ 2,301
Interest payments			$ 694	$ 888	$ 727	$ 888				$ 706		$ 903
Interest expense							$ 2,868		$ 3,678
Secured Convertible Debentures [Member] | Broker Warrant [Member]
IfrsStatementLineItems [Line Items]
Granted | shares	136,886	136,886
Expiration date	Jul. 30, 2023	Jul. 30, 2023
Secured Convertible Debentures [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Conversion price													$ 12.50

[1]	The Company elected to pay the June 30, 2021, December 31, 2021, and June 30, 2022 interest payments on the Debentures (Note 7) in common shares valued at C$888 ($727), C$903 ($706), and C$888 ($694), respectively.